UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter          12/31/2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                   Accredited Investors
Address:                                5200 West 73rd Street
                                        Edina, Minnesota 55439

13F File Number:                        028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Ross Levin
Title:                                  Chief Compliance Officer
Phone:                                  952-841-2222

Signature, Place, and Date of Signing:

   /s/  Ross Levin                      Edina, MN          30-Jan-12

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  43

Form 13F Information Table Value Total:              224502(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                                     VALUE   SHARES/ SH/ PUT/INVSTM  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS     CUSIP  (x$1000) PRN AMT PRN CALLDSCRET MANAGERS  SOLE  SHARED  NONE
--------------------------------------------------------   ------------------------------------------------------------------------
3M COMPANY                              COM                88579Y101     834    10199 SH     SOLE              10199      0      0
AMERICAN EXPRESS                        COM                025816109     213     4511 SH     SOLE               4511      0      0
APPLE COMPUTER                          COM                037833100    1301     3210 SH     SOLE               2975      0    235
BERKSHIRE HATHAWAY INC DEL              CL A               084670108     230        2 SH     SOLE                  2      0      0
ECOLAB                                  COM                278865100    1141    19726 SH     SOLE              19726      0      0
DU PONT E I DE NEMOURS & CO             COM                263534109     251     5468 SH     SOLE               5468      0      0
ENTEROMEDICS INC                        COM NEW            29365M208      22    12500 SH     SOLE              12500      0      0
EXXON                                   COM                30231G102     794     9361 SH     SOLE               9361      0      0
GENERAL ELECTRIC                        COM                369604103     364    20302 SH     SOLE              17302      0   3000
GENERAL MILLS                           COM                370334104    5285   130777 SH     SOLE             118237      0  12540
GRACO INC                               COM                384109104     304     7412 SH     SOLE               7412      0      0
INNODATA CORPORATION                    COM NEW            457642205     107    27000 SH     SOLE              27000      0      0
INTEL CORPORATION                       COM                458140100     313    12872 SH     SOLE              12872      0      0
INT'L BUSINESS MACHINES                 COM                459200101     774     4205 SH     SOLE               4205      0      0
ISHARES TR                              MSCI EAFE          464287465     681    13740 SH     SOLE              13311      0    429
ISHARES TR                              MSCI EMRG MKT      464287234   30271   797860 SH     SOLE             726536      0  71324
ISHARES TR                              MSCI ESG SEL SOC   464288802     253     4592 SH     SOLE               3789      0    803
ISHARES TR                              RUSSELL1000GRW     464287614   37703   652410 SH     SOLE             605133      0  47277
ISHARES TR                              RUSSELL 2000       464287655   30565   414434 SH     SOLE             376401      0  38033
ISHARES TR                              RUSL 2000 GROW     464287648     503     5963 SH     SOLE               5963      0      0
ISHARES TR                              RUSSELL MCP GR     464287481   26085   473831 SH     SOLE             426605      0  47226
ISHARES TR                              S&P500 GRW         464287309    1624    24073 SH     SOLE              23362      0    711
ISHARES TR                              S&P 500 INDEX      464287200   46840   371861 SH     SOLE             335726      0  36135
ISHARES TR                              NASDQ BIO INDX     464287556   17065   163530 SH     SOLE             147799      0  15731
ISHARES TR                              RUSSELL 1000       464287622    1957    28201 SH     SOLE              25424      0   2777
ISHARES TR                              RUSSELL 3000       464287689     224     3012 SH     SOLE               3012      0      0
ISHARES TR                              S&P SMLCAP 600     464287804    1027    15023 SH     SOLE              15023      0      0
LAKES ENTERTAINMENT INC                 COM                51206P109      36    19393 SH     SOLE              19393      0      0
MEDTRONIC INC                           COM                585055106    1043    27242 SH     SOLE              25350      0   1892
MERCK & COMPANY INC                     COM                58933Y105     256     6788 SH     SOLE               6655      0    133
MICROSOFT                               COM                594918104     281    10820 SH     SOLE              10129      0    691
PEPSICO                                 COM                713448108     266     3995 SH     SOLE               3995      0      0
PFIZER, INC. COMMON STOCK               COM                717081103     395    18215 SH     SOLE              18215      0      0
PHILIP MORRIS INTL INC                  COM                718172109     313     3980 SH     SOLE               3980      0      0
PROCTER & GAMBLE CO.                    COM                742718109     801    12002 SH     SOLE              12002      0      0
SPDR S&P 500 ETF TR                     TR UNIT            78462F103     984     7836 SH     SOLE               7778      0     58
U S BANCORP DEL                         COM                902973304    1798    66439 SH     SOLE              66439      0      0
UNITED PARCEL SERVICE                   COM                911312106    3185    43504 SH     SOLE              43504      0      0
VANGUARD INTL EQUITY INDEX F            MSCI EMR MKT ETF   922042858    5588   146221 SH     SOLE             137405      0   8817
VANGUARD INTL EQUITY INDEX F            MSCI EUROPE ETF    922042874    1231    29694 SH     SOLE              29544      0    150
VANGUARD INTL EQUITY INDEX F            ALLWRLD EX US      922042775     237     5968 SH     SOLE               3921      0   2047
WELLS FARGO                             COM                949746101    1333    48348 SH     SOLE              47192      0   1156
WIRELESS TECHS INC                      COM                97652A203      24    20000 SH     SOLE              20000      0      0
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